Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net Acquisition Cost - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	$ 3,190,297	$ 1,231,794	$ 905,840
Acquisition cost, Subsidiaries’ Acquisitions		1,957,781	14,012
Acquisition cost, Additions	125,555	124,608	336,310
Acquisition cost, Disposals	(38,825)	(121,385)	(24,368)
Acquisition cost, Transfers
Acquisition cost, Foreign currency translation	(18,793)	(2,501)
Acquisition cost, Ending balance	3,258,234	3,190,297	1,231,794
Land [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	1,302,493	49,256	49,256
Acquisition cost, Subsidiaries’ Acquisitions		1,253,237
Acquisition cost, Additions
Acquisition cost, Disposals
Acquisition cost, Transfers
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	1,302,493	1,302,493	49,256
Molds and machinery [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	558,027	270,148	126,296
Acquisition cost, Subsidiaries’ Acquisitions		237,818
Acquisition cost, Additions	1,002	1,081	82,457
Acquisition cost, Disposals	(9,058)	(18,319)	(2,334)
Acquisition cost, Transfers	61,366	67,299	63,729
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	611,337	558,027	270,148
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	21,773	17,714	13,107
Acquisition cost, Subsidiaries’ Acquisitions
Acquisition cost, Additions	2,099	6,183	6,046
Acquisition cost, Disposals	(3,168)	(2,124)	(1,439)
Acquisition cost, Transfers	11,489
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	32,193	21,773	17,714
Computers and equipment [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	122,502	80,979	68,040
Acquisition cost, Subsidiaries’ Acquisitions		101,512	13,473
Acquisition cost, Additions	16,583	9,605	709
Acquisition cost, Disposals	(11,879)	(99,640)	(19,764)
Acquisition cost, Transfers	17,593	32,544	18,521
Acquisition cost, Foreign currency translation	(18,475)	(2,498)
Acquisition cost, Ending balance	126,324	122,502	80,979
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	43,238	38,115	34,308
Acquisition cost, Subsidiaries’ Acquisitions		1,430	539
Acquisition cost, Additions		479	119
Acquisition cost, Disposals	(4,820)		(831)
Acquisition cost, Transfers	144	3,214	3,980
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	38,562	43,238	38,115
Buildings [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	1,032,032	678,298	326,644
Acquisition cost, Subsidiaries’ Acquisitions		321,994
Acquisition cost, Additions
Acquisition cost, Disposals
Acquisition cost, Transfers	30,315	31,740	351,654
Acquisition cost, Foreign currency translation
Acquisition cost, Ending balance	1,062,347	1,032,032	678,298
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net Acquisition Cost [Line Items]
Acquisition cost, Beginning balance	110,232	97,284	288,189
Acquisition cost, Subsidiaries’ Acquisitions		41,790
Acquisition cost, Additions	105,871	107,260	246,979
Acquisition cost, Disposals	(9,900)	(1,302)
Acquisition cost, Transfers	(120,907)	(134,797)	(437,884)
Acquisition cost, Foreign currency translation	(318)	(3)
Acquisition cost, Ending balance	$ 84,978	$ 110,232	$ 97,284